Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2020 item customer	Dec. 31, 2019 item customer	Dec. 31, 2018 item customer
Accounts payable risk
Concentration and risks
Number of major suppliers | item	2	2
Revenues
Concentration and risks
Number of major customers | customer	1	0	1
Revenues | Customer risk | Customer A
Concentration and risks
Significant credit risk			13.00%
Revenues | Customer risk | Customer B
Concentration and risks
Significant credit risk	14.00%
Accounts Receivable, net
Concentration and risks
Number of major customers | customer		3
Accounts Receivable, net | Accounts receivable risk | Customer C,D,E
Concentration and risks
Significant credit risk	44.00%	31.00%
Costs and expenses
Concentration and risks
Number of major suppliers | item	0	0	0
Accounts payable | Accounts payable risk | Supplier I
Concentration and risks
Significant credit risk	34.00%	36.00%
Accounts payable | Accounts payable risk | Supplier II
Concentration and risks
Significant credit risk	21.00%	17.00%